Long-Term Loans - Additional Information (Detail) ¥ in Millions					1 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥)	Jun. 16, 2016 CNY (¥)	Jan. 26, 2014 CNY (¥)	Jan. 26, 2014 USD ($)	Apr. 30, 2010 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Jun. 20, 2016 USD ($)	Jun. 16, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from long term line of credit			¥ 30.0	$ 4,321,000
Land use right pledge									$ 6,820,000	$ 2,129,000
Frequency of interest payable						Quarterly	Quarterly
Frequency of principle payable						Semi-annually	Semi-annually
Interest expense on long term loan									60,000	175,000
Capitalized amount on long term interest expense									18,000	41,000
Repayment to a long-term loan							$ 666,000		753,000	$ 1,592,000
Long-term loans						¥ 85.5					$ 13,141,000
Repayment of long term loan						5.0					768,000
Proceeds from long term loan									12,877,000
Billion Team Asia Limited
Debt Instrument [Line Items]
Proceeds from long term loan					$ 290,000
Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd.
Debt Instrument [Line Items]
Repayment to a long-term loan						¥ 15.0	$ 2,161,000	¥ 10.0	$ 1,440,000
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Debt Instrument [Line Items]
Maturity period of loans	10 years	10 years
Long-term loans	¥ 90.0	¥ 191.5										$ 12,963,000	$ 27,585,000
Carrying value of the pledged property											36,563,000
Annual interest rate	6.50%											6.50%
Repayment of long term loan											$ 768,000
Prime Rate
Debt Instrument [Line Items]
Floating interest rate			10.00%	10.00%